Management of Financial Risk (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Management of financial risk [Line Items]
Working capital (deficit)	$ (232,000)	$ 151,000
Cumulative adjustments on exchange differences on translation	110,000	35,000
Impact on profit due to change in market price	$ 1,600	$ 22,000
Underlying Securities [Member]
Management of financial risk [Line Items]
Assumption of change in market price percentage	10.00%	10.00%